Related Party Transactions and Balances (Details 1) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Due from related parties balances		$ 133,757
Jianbin Zhou [Member]
Due from related parties balances		796
Taizhou Jiutian Pharmaceutical Co. Ltd. [Member]
Due from related parties balances		$ 132,961